REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests
The following table sets forth for the movement in the redeemable non-controlling interests:

	Year Ended December 31,
	2020	2019
Balance as of the beginning of the year	$74,300	$-
Sale of AU10TIX Technologies B.V. series A Shares, net	-	73,520
Net Income	925	774
Other Comprehensive Income - Translation adjustment	97	6
Balance as of the end of the year	$75,322	$74,300